Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions							2 Months Ended	3 Months Ended		4 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020 MXN ($)	Jan. 01, 2020	Nov. 18, 2019	Dec. 31, 2018	Aug. 31, 2018	Jan. 01, 2017	Feb. 29, 2020	Dec. 31, 2019 MXN ($)	Sep. 30, 2019	Jun. 30, 2020 MXN ($)	Dec. 31, 2018	Jun. 30, 2020 USD ($) per-liter	Jun. 30, 2020 MXN ($) per-liter	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2019 MXN ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [line items]
Income tax rate												31.50%	31.50%	28.20%
Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Dividend tax on distributions												5.00%	5.00%
Top of range [member]
Major Components Of Tax Expense Income [line items]
Dividend tax on distributions												7.50%	7.50%
Argentina [member]
Major Components Of Tax Expense Income [line items]
Income tax rate																		35.00%
Sales taxes																		1.75%
Argentina [member] | Two thousand eighteen and nineteen [member]
Major Components Of Tax Expense Income [line items]
Income tax rate																		30.00%
Percentage of dividend received from residents withholding																		7.00%
Argentina [member] | Two thousand nineteen onwards [member]
Major Components Of Tax Expense Income [line items]
Income tax rate																		25.00%
Percentage of dividend received nonresidents withholding																		13.00%
Argentina [member] | Two thousand and eighteen [member]
Major Components Of Tax Expense Income [line items]
Sales taxes																		1.50%
Argentina [member] | Two Thousand and Nineteen [member]
Major Components Of Tax Expense Income [line items]
Sales taxes																		1.50%
Argentina [member] | Two thousand and twenty [member]
Major Components Of Tax Expense Income [line items]
Sales taxes																		1.00%
Argentina [member] | Two Thousand and Twenty One [member]
Major Components Of Tax Expense Income [line items]
Sales taxes																		0.50%
Argentina [member] | Two thousand and twenty two [member]
Major Components Of Tax Expense Income [line items]
Sales taxes																		0.00%
Argentina [member] | Two Thousand Twenty Onwards [Member]
Major Components Of Tax Expense Income [line items]
Corporate income tax																30.00%
Dividend withholding tax rate																7.00%
Inflation adjustment rate																100.00%
Tax rate on taxable purchases												30.00%	30.00%
Brazil [member]
Major Components Of Tax Expense Income [line items]
Recoverable taxes | $	$ 2,989							$ 4,223		$ 2,989			$ 2,989			$ 4,223
Average federal production and federal sales tax												15.86%	15.86%
Excise tax rate					20.00%						4.00%
Colombia [member]
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate																			35.00%
Percentage of reform income tax rate						34.00%
Percentage of reform extra income tax rate																	4.00%	6.00%
Percentage of special increase in income tax rate																		20.00%	15.00%
Income tax rate				33.00%													9.00%	8.00%	6.00%	5.00%
Dividend tax on distributions	7.50%
Minimum assumed income tax rate												1.50%	1.50%
Dividend tax on resident individuals												15.00%	15.00%
Dividends tax rate applicable to foreign nonresidents												7.50%	7.50%
Percent of municipality sales tax as a credit												100.00%	100.00%
Colombia [member] | Two Thousand and Nineteen [member]
Major Components Of Tax Expense Income [line items]
Percentage of increase in income tax rate				3.50%
Municipality sales tax				50.00%
Colombia [member] | Two thousand and twenty [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				32.00%
Percentage of increase in income tax rate				1.50%
Municipality sales tax				100.00%
Colombia [member] | Two Thousand and Twenty One [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				31.00%
Percentage of increase in income tax rate															0.00%
Colombia [member] | Two thousand and twenty two [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				30.00%
Colombia [member] | Later than one year [member]
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate																		33.00%
Colombia [member] | Two Thousand Twenty Onwards [Member]
Major Components Of Tax Expense Income [line items]
Minimum assumed income tax rate												0.50%	0.50%
Dividend tax on resident individuals												10.00%	10.00%
Dividends tax rate applicable to foreign nonresidents												10.00%	10.00%
Colombia [member] | In Two Thousand Twenty One Onwards [Member]
Major Components Of Tax Expense Income [line items]
Minimum assumed income tax rate												0.00%	0.00%
Costa Rica [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				15.00%
Value-added tax				13.00%
Percentage of interest expenses				20.00%
Costa Rica [member] | Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				25.00%
Costa Rica [member] | Top of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				20.00%
Mexico [member] | Two Thousand Twenty Onwards [Member]
Major Components Of Tax Expense Income [line items]
Excise tax rate												25.00%	25.00%
Net Interest Deduction Adjusted Taxable Income Rate												30.00%	30.00%
Exception for deductible interest												$ 1	$ 20,000,000
Non-deductible interests limitation period												10 years	10 years
Mexico [member] | Two Thousand Twenty Onwards [Member] | Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Excise tax per liter on the production												1.17	1.17
Mexico [member] | Two Thousand Twenty Onwards [Member] | Top of range [member]
Major Components Of Tax Expense Income [line items]
Excise tax per liter on the production												1.2616	1.2616
Panama [member]
Major Components Of Tax Expense Income [line items]
Excise tax rate			5.00%									5.00%	5.00%
Panama [member] | Two Thousand Twenty Onwards [Member]
Major Components Of Tax Expense Income [line items]
Excise tax rate												7.00%	7.00%
Changes in tax rates or tax laws enacted or announced [member] | Brazil [member]
Major Components Of Tax Expense Income [line items]
Excise tax rate		4.00%						10.00%	8.00%					12.00%			4.00%
Changes in tax rates or tax laws enacted or announced [member] | SantaCatarina [Member]
Major Components Of Tax Expense Income [line items]
Income tax rate							17.00%			12.00%